Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of fair value hierarchies, the assets and liabilities
	2022
	Fair Value	Level 1	Level 2	Level 3
Warrant liability	$10,062,500	$10,062,500	$—	$—
	2021
	Fair Value	Level 1	Level 2	Level 3
Option liability	$16,789,203	$—	$—	$16,789,203